ENTITY WIDE DISCLOSURES (Tables)	9 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Customers Who Accounted For Over 10% Of The Total Consolidated Revenues

Customers who accounted for over 10% of the total consolidated revenues:

	Nine months ended September 30,		Three months ended September 30,		Year ended December 31,
	2018	2017	2018	2017	2017
	Unaudited

Customer A - sales of manufactured products	11.9%	16.0%	10.8%	12.1%	14.6%

Revenues By Geographic Areas
Revenues by geographic areas:

	Nine months ended September 30,		Three months ended September 30,		Year ended December 31,
	2018	2017	2018	2017	2017
	Unaudited

Israel	14,811	14,365	4,831	4,947	19,730
North America	4,922	3,550	1,810	1,185	5,219
The Netherlands	2,463	1,758	816	531	2,407
Europe	1,728	1,554	363	372	2,016
India	1,578	1,699	430	484	2,362
Others	610	736	253	184	1,020

	26,112	23,662	8,503	7,703	32,754